Mineral Stream Interests - Classification of Mining Interest (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	$ 2,671,835	$ 2,733,388
Non-Depletable	928,362	616,579
Total	3,600,197	3,349,967
Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	937,681	838,984
Non-Depletable	763,468	830,541
Total	1,701,149	1,669,525
Mineral Stream Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	4,163,170	4,007,555
Non-Depletable	1,742,627	1,480,836
Total	5,905,797	5,488,391
Voisey's Bay [member] | Cobalt Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	330,795	203,436
Non-Depletable	40,826	24,074
Total	371,621	227,510
Penasquito [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	237,720	258,267
Non-Depletable	84,298	92,305
Total	322,018	350,572
Antamina [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	232,977	279,859
Non-Depletable	347,075	347,075
Total	580,052	626,934
Constancia [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	194,364	202,475
Non-Depletable	11,520	14,569
Total	205,884	217,044
Other silver interests [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	272,620	98,383
Non-Depletable	320,575	376,592
Total	593,195	474,975
Sudbury [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	244,109	269,834
Non-Depletable	63,060	51,182
Total	307,169	321,016
Salobo [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	2,045,466	2,085,359
Non-Depletable	392,473	423,985
Total	2,437,939	2,509,344
Constancia [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	96,808	97,539
Non-Depletable	6,981	8,030
Total	103,789	105,569
San Dimas [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	60,574	73,514
Non-Depletable	106,149	108,688
Total	166,723	182,202
Stillwater [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	196,853	199,616
Non-Depletable	22,932	24,694
Total	219,785	224,310
Stillwater [member] | Palladium interest [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	222,859	231,747
Non-Depletable	9,971	9,642
Total	232,830	241,389
Other gold interests [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	28,025	7,526
Non-Depletable	336,767
Total	$ 364,792	$ 7,526